Subsequent Events (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended					12 Months Ended
	Feb. 06, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Public Offerings [Abstract]
Proceeds From Issuance Of Common Units, Net Offering Costs, Units	4,500,000
Price of Public Offering, per Unit	$ 14.15						$ 15.68	$ 19.68
Gross Proceeds from Issuance of Common Units	$ 63,675						$ 72,128	$ 78,720
Offering Costs	320							161
Net Proceeds From Issuance Of Common Units	60,840						68,729	75,178
Number of Public Offering, General Partner Units	91,837
Net Proceeds From Issuance Of General Partner Units	1,299						1,472	1,607
Additional Common Units, Exercise of Overallotment Option	675,000							600,000
Gross Proceeds From Issuance of Additional Common Units, Exercise of Overallotment Option	9,551							11,808
Net Proceeds from Issuance of Additional Common Units, Exercise of Overallotment Option	9,126							11,277
Additional General Partner Units, Exersise of Overallotment Option	13,776							12,245
Net Proceeds from Issuance of General Partner Units Exercise of Overallotment Option	195							241
Completion of Public Offering Date	Feb. 06, 2013						May 08, 2012	Apr. 13, 2011
Quarterly Cash Distribution [Abstract]
Authorized Quarterly Cash Distribution from Bod, Date		Jan. 21, 2013	Oct. 18, 2012	Jul. 23, 2012	Apr. 25, 2012	Jan. 24, 2012
Distribution per Unit		$ 0.4425	$ 0.4425	$ 0.4425	$ 0.44	$ 0.44
Quarterly Cash Distribution Paid, Date		Feb. 14, 2013	Nov. 13, 2012	Aug. 13, 2012	May 14, 2012	Feb. 14, 2012
Quarterly Cash Distribution, Record Date		Feb. 08, 2013	Nov. 08, 2012	Aug. 08, 2012	May 10, 2012	Feb. 09, 2012
Declared Quarterly Cash Distribution		$ 27,563	$ 27,563	$ 27,563	$ 26,923	$ 24,829